Cover	May 01, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2025
Entity File Number	001-42106
Entity Registrant Name	RF ACQUISITION CORP II
Entity Central Index Key	0002012807
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	111 Somerset
Entity Address, Address Line Two	#05-07
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	238164
City Area Code	+65
Local Phone Number	6904 0766
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	RFAIU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	RFAI
Security Exchange Name	NASDAQ
Rights, each right entitling the holder thereof to one-twentieth of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder thereof to one-twentieth of one ordinary share
Trading Symbol	RFAIR
Security Exchange Name	NASDAQ